Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Convertible Preferred Shares [Member]	Dec. 31, 2012 Convertible Preferred Shares [Member]
Earnings Per Share Pro Forma [Line Items]
Conversion of preferred shares	conversion ratio of 1 for 1 (Series A, Series B issued on December 20, 2007 and Series B-2), 1 for 1.0173 (Series B issued on June 19, 2006) and 1 for 1.040 (Series B-1).
Carrying value of the convertible preferred shares		$ 54,400	$ 54,377